PENDING TRANSACTION (Details Narrative) $ in Thousands	1 Months Ended
Oct. 27, 2021 USD ($)
PENDING TRANSACTION (Details Narrative)
Ownership percentage	1.25%
Percentage of gross value royalty	2.00%
Percentage of holding shares	10.00%
Consideration amount	$ 20,000
Additionally units issue amount	14,000
Consideration payable	15,000
Consideration payable before the first anniversary	5,000
Contingent cash consideration	$ 8,750